Document and Entity Information	Jun. 18, 2025
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 18, 2025
Entity Registrant Name	EMBASSY BANCORP, INC.
Entity Incorporation State Country Code	PA
Entity File Number	000-53528
Entity Tax Identification Number	26-3339011
Entity Address, Address Line One	100 Gateway Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Bethlehem
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18017
City Area Code	610
Local Phone Number	882-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001449794
Amendment Flag	false